Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of contingencies [Abstract]
Disclosure of detailed information about unrecognized contractual commitments
	Year 1	Year 2 - 5	Year 6 - 10	After Year 10
Estimate at March 31, 2026	1,226	4,664	5,324	4,812